Investments (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Investments [Abstract]
Schedule of continuity of investments [Table Text Block]
Investments
Balance, March 31, 2020	$-
Additions	187,386
Unrealized gain on investments	794,350
Balance, March 31, 2021	$981,736
Additions	16,856,828
Unrealized loss on investments	(837,822)
Balance, March 31, 2022	$17,000,742